Summary of Significant Accounting Policies (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Apr. 04, 2016
Summary of Significant Accounting Policies (Textual)
Cash and cash equivalents value	$ 1,561	$ 72